Share Capital and Employee Compensation Plans - Performance Share Unit Activity (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 3,077	$ 3,826
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
PSU performance period	3 years
Weighted average fair value at measurement date, other equity instruments granted			$ 19.04	$ 22.22
Share-based compensation	$ 1,000	$ 600
Other equity instruments outstanding. beginning (shares | shares	141,790	103,671
Granted (shares) | shares	54,962	38,119
Paid out (shares) | shares	(30,408)
Other equity instruments outstanding, ending (shares) | shares	166,344	141,790
Fair value of other equity instruments outstanding, beginning	$ 2,152	$ 683
Granted, fair value	823	638
Paid out, fair value	(875)
Change in value, fair value	511	831
Fair value of other equity instruments outstanding, ending	$ 2,611	$ 2,152